EXPLANATORY NOTE

Attached for filing are exhibits containing, in interactive data format, risk/return summary information that mirrors the risk/return summary information in the supplement dated August 9, 2018, for the Class I Shares of each series of Symmetry Panoramic Trust, which was filed with the Securities and Exchange Commission on August 10, 2018 (Accession No. 0000898432-18-000903).